CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	IPO Parent Company CNY (¥)	IPO Ordinary shares CNY (¥) shares	IPO Additional paid-in capital CNY (¥)	IPO CNY (¥)	Parent Company CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at beginning of the period at Dec. 31, 2015					¥ 5,857,382	¥ 390	¥ 4,281,321		¥ 1,589,420	¥ (13,749)	¥ 11,984		¥ 5,869,366
Shares outstanding, beginning of the period at Dec. 31, 2015 | shares						600,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)					2,053,855				2,053,855		(2,252)		2,051,603
Foreign currency translation adjustments					308,398					308,398			308,398
Ordinary shares consideration for business acquisitions					30,066	¥ 9	30,057						30,066
Ordinary shares consideration for business acquisitions (in shares) | shares						13,826,522
Conversion of redeemable and contingently convertible share units					236,181	¥ 2	236,179						236,181
Conversion of redeemable and contingently convertible share units (in shares) | shares						3,504,000
Ordinary shares issued for share based compensation					71,019	¥ 1	71,018						71,019
Ordinary shares issued for share based compensation (in shares) | shares						1,054,164
Share based compensation related share options					502		502						502
Additional capital contribution from shareholders					11,789		11,789						11,789
Capital contribution from noncontrolling interest shareholder					4,000		4,000				6,000		10,000
Acquisition of noncontrolling interest of the Group's subsidiaries					11,139		11,139				(10,018)		1,121
Change in redemption value of convertible redeemable preferred shares					(133,568)				(133,568)				(133,568)
Conversion of preferred shares into Class A ordinary shares upon IPO					2,110,423	¥ 20	2,110,403						2,110,423
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) | shares						30,079,918
Issuance of ordinary shares	¥ 9,183,847	¥ 49	¥ 9,183,798	¥ 9,183,847
Issuance of ordinary shares (in shares) | shares		72,100,000
Balance at ending of the period at Dec. 31, 2016					19,745,033	¥ 471	15,940,206		3,509,707	294,649	5,714		19,750,747
Shares outstanding, end of the period at Dec. 31, 2016 | shares						720,564,604
Increase (Decrease) in Stockholders' Equity
Net income (loss)					3,159,663				3,159,663		(763)		3,158,900
Foreign currency translation adjustments					(590,545)					(590,545)			(590,545)
Share based compensation related share options					40,725		40,725						40,725
Repurchase of ordinary shares					(914,611)			¥ (914,611)					(914,611)
Repurchase of ordinary shares (in shares) | shares						(9,759,888)
Capital contribution from noncontrolling interest shareholder											1,000		1,000
Acquisition of noncontrolling interest of the Group's subsidiaries					(4,952)		(4,952)				53		(4,899)
Balance at ending of the period at Dec. 31, 2017					21,435,313	¥ 471	15,975,979	(914,611)	6,669,370	(295,896)	6,004		21,441,317
Shares outstanding, end of the period at Dec. 31, 2017 | shares						710,804,716
Increase (Decrease) in Stockholders' Equity
Net income (loss)					4,383,025				4,383,025		4,887	$ 638,196	4,387,912
Foreign currency translation adjustments					867,612					867,612		126,189	867,612
Ordinary shares issued for share based compensation (in shares) | shares						2,363,519
Share based compensation related share options					249,478		142,940	106,538					249,478
Repurchase of ordinary shares					(737,004)			(737,004)					(737,004)
Repurchase of ordinary shares (in shares) | shares						(7,565,487)
Capital contribution from noncontrolling interest shareholder					23,740		23,740				41,420		65,160
Distribution of dividends					(896,835)		(896,835)						(896,835)
Issuance of ordinary shares					8,891,909	¥ 52	8,891,857						8,891,909
Issuance of ordinary shares (in shares) | shares						79,861,111
Balance at ending of the period at Dec. 31, 2018					¥ 34,217,238	¥ 523	¥ 24,137,681	¥ (1,545,077)	¥ 11,052,395	¥ 571,716	¥ 52,311	$ 4,984,299	¥ 34,269,549
Shares outstanding, end of the period at Dec. 31, 2018 | shares						785,463,859